Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions							12 Months Ended
	Nov. 13, 2020	Aug. 14, 2020	Jul. 17, 2020	Jun. 19, 2020	Mar. 09, 2020	Aug. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 30, 2019	Nov. 22, 2019
Earnings per share ("EPS")
Number of warrants							4,667
Antidilutive securities (in shares)						67,500
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)	$ 3.00
Incremental common shares attributable to call options and warrants							1,867
Vested stock options
Earnings per share ("EPS")
Antidilutive securities (in shares)						90,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights						90,000
Convertible debt issued on March 9, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					1,125,182
Convertible debt issued on June 19, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive				$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights				912,532
Convertible debt issued on July 17, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive			$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)			$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights			280,000
Convertible debt issued on August 14, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive		$ 0.3
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)		$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights		120,000
Convertible debt issued on November 13, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive	$ 0.3
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)	$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights	120,000
Convertible debt issued on November 22, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive										$ 1.2
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)										$ 1.0
Convertible debt issued on December 30, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive									$ 1.8
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)									$ 1.0
Convertible debt issued on March 9, 2020, one
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 3.0
Convertible debt issued on March 9, 2020, two
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 3.0
Contingent shares to be issued pursuant to business combination
Earnings per share ("EPS")
Antidilutive securities (in shares)							1,000,000	1,000,000